Debt - Schedule of Short-Term Loans (Details) (Parenthetical)														6 Months Ended
		Mar. 24, 2021 USD ($)	Mar. 05, 2021	Jan. 12, 2021 CNY (¥)	Nov. 04, 2020 USD ($)	Jul. 22, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jun. 02, 2020 USD ($)	May 22, 2020 USD ($)	May 15, 2020 USD ($)	Apr. 16, 2020 USD ($)	Apr. 03, 2020 USD ($)	Jan. 19, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 24, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Mar. 02, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 22, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	Jun. 02, 2020 CNY (¥)	May 15, 2020 CNY (¥)	Apr. 16, 2020 CNY (¥)	Apr. 03, 2020 CNY (¥)	Jan. 19, 2020 CNY (¥)	Jan. 12, 2020 USD ($)
Short-term bank loans														$ 1,823,215											$ 1,289,081
Repayments of debt														457,729	$ 1,211,475
Subsequent Event [Member]
Line of credit maximum borrowing capacity																$ 7,800,000
RMB [Member] | Subsequent Event [Member]
Line of credit maximum borrowing capacity | ¥																	¥ 51,000,000
Xi'an Guosen Micro-Credit Co., Ltd [Member]
Short-term bank loans	[1]													305,041											279,276
Xi 'an Xinchang Micro-Lending Co. Ltd.[Member]
Short-term bank loans	[2]													114,391											110,241
China Construction Bank [Member]
Short-term bank loans	[3]													31,100											17,640
Bohai Bank [Member]
Short-term bank loans	[4]													457,561											440,962
Debt maturity date						Jul. 21, 2021
Debt maturity date, description						As working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021
Line of credit maximum borrowing capacity									$ 2,000,000
Period of line of credit									1 year
Bohai Bank [Member] | Subsequent Event [Member]
Line of credit remaining borrowing capacity																		$ 2,000,000
Bohai Bank [Member] | RMB [Member]
Short-term bank loans | ¥																										¥ 3,000,000
Line of credit maximum borrowing capacity									$ 13,000,000
Bohai Bank [Member] | RMB [Member] | Subsequent Event [Member]
Line of credit remaining borrowing capacity																		$ 13,000,000
Huaxia Bank [Member]
Short-term bank loans	[5]													457,561											440,962
Line of credit maximum borrowing capacity												$ 2,300,000
Huaxia Bank [Member] | One Year With 9% [Member]
Line of credit maximum borrowing capacity												$ 500,000
Period of line of credit												1 year
Line of credit interest rate												9.00%																			9.00%
Huaxia Bank [Member] | Three Year With 6.6% [Member]
Line of credit maximum borrowing capacity												$ 1,800,000
Period of line of credit												3 years
Line of credit interest rate												6.60%																			6.60%
Huaxia Bank [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥																															¥ 15,000,000
Huaxia Bank [Member] | RMB [Member] | One Year With 9% [Member]
Line of credit maximum borrowing capacity | ¥																															3,000,000
Huaxia Bank [Member] | RMB [Member] | Three Year With 6.6% [Member]
Line of credit maximum borrowing capacity | ¥																															¥ 12,000,000
Xi 'an Guoxu Investment Management Co. Ltd. [Member]
Short-term bank loans	[6]													457,561
Loan Agreement [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member]
Short-term bank loans						$ 279,276																	$ 305,041
Debt maturity date			Sep. 03, 2021			Jan. 21, 2021
Debt maturity date, description			As working capital for six months, with maturity date on September 3, 2021			As working capital for six months, with maturity date on January 21, 2021.
Interest rate						17.00%																				17.00%
Loan Agreement [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member] | RMB [Member]
Short-term bank loans | ¥																								¥ 2,000,000		¥ 2,000,000
Loan Agreement [Member] | Xi 'an Xinchang Micro-Lending Co. Ltd.[Member]
Short-term bank loans					$ 152,502			$ 110,241
Debt maturity date					Nov. 03, 2021			May 31, 2021
Debt maturity date, description					As working capital for one year, with maturity date on November 3, 2021			As working capital for one year, with maturity date on May 31, 2021
Interest rate					15.12%			18.00%																				18.00%
Repayments of debt					$ 63,550
Outstanding balance														88,970
Loan Agreement [Member] | Xi 'an Xinchang Micro-Lending Co. Ltd.[Member] | RMB [Member]
Short-term bank loans					1,000,000																							¥ 750,002
Repayments of debt					$ 416,665
Outstanding balance														583,335
Loan Agreement [Member] | China Construction Bank [Member]
Short-term bank loans										$ 3,051			$ 14,699																				$ 28,049
Debt maturity date				Jan. 12, 2022						May 15, 2021			Jan. 19, 2021
Debt maturity date, description				As working capital for one year, with maturity date on January 12, 2022						As working capital for one year, with maturity date on May 15, 2021			As working capital for one year, with maturity date on January 19, 2021
Interest rate										4.10%			5.00%																4.10%			5.00%	3.85%
Loan Agreement [Member] | China Construction Bank [Member] | RMB [Member]
Short-term bank loans | ¥				¥ 183,903																									¥ 20,000			¥ 100,000
Loan Agreement [Member] | Bohai Bank [Member]
Short-term bank loans						$ 457,561
Interest rate						5.40%																				5.40%
Loan Agreement [Member] | Huaxia Bank [Member]
Short-term bank loans											$ 305,041
Debt maturity date											Apr. 16, 2023
Debt maturity date, description											line of credit as working capital for three years, with the interest rate of 6.6% per annum
Interest rate											6.60%																			6.60%
Repayments of debt											$ 30,504
Outstanding balance														274,537
Line of credit maximum borrowing capacity														1,500,000
Loan Agreement [Member] | Huaxia Bank [Member] | Subsequent Event [Member]
Short-term bank loans																			$ 2,300,000
Loan Agreement [Member] | Huaxia Bank [Member] | RMB [Member]
Short-term bank loans | ¥																														¥ 2,000,000
Repayments of debt											$ 200,000
Outstanding balance														$ 1,800,000
Line of credit maximum borrowing capacity | ¥																					¥ 10,000,000
Loan Agreement [Member] | Huaxia Bank [Member] | RMB [Member] | Subsequent Event [Member]
Short-term bank loans | ¥																				¥ 15,000,000
Loan Agreement [Member] | Xi 'an Guoxu Investment Management Co. Ltd. [Member]
Short-term bank loans		$ 457,561
Debt maturity date		Sep. 23, 2021
Debt maturity date, description		As working capital for six months, with maturity date on September 23, 2021
Interest rate		13.00%																				13.00%
Loan Agreement [Member] | Xi 'an Guoxu Investment Management Co. Ltd. [Member] | RMB [Member]
Short-term bank loans | ¥																						¥ 3,000,000
Two Loan Agreement [Member] | Huaxia Bank [Member]
Short-term bank loans							$ 457,561
Debt maturity date, description							As working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively
Interest rate							9.00%																				9.00%
Two Loan Agreement [Member] | Huaxia Bank [Member] | RMB [Member]
Short-term bank loans | ¥																											¥ 3,000,000

[1]	On July 22, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB 2.0 million (equivalent to US$279,276) as working capital for six months, with maturity date on January 21, 2021 and interest rate of 17% per annum. The loan was fully repaid upon maturity. On March 3, 2021, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB 2.0 million (equivalent to US$305,041) as working capital for six months, with maturity date on September 3, 2021 and interest rate of 15.4% per annum.
[2]	On June 1, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Xinchang Micro-lending Co. Ltd., to borrow RMB 750,002 (equivalent to US$110,241) as working capital for one year, with maturity date on May 31, 2021 and interest rate of 18.0% per annum. The loan was subsequently fully repaid upon maturity. On November 4, 2020, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’ an Xinchang Micro-lending Co. Ltd., to borrow RMB 1.0 million (equivalent to US$152,502) as working capital for one year, with maturity date on November 3, 2021 and interest rate of 15.12% per annum. The Company repaid RMB 416,665 (equivalent to US$63,550) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 583,335 (equivalent to US$88,970).
[3]	On January 19, 2020, Xi'an App-Chem’s subsidiary Tongchuan DT, entered into a loan agreement with China Construction Bank to borrow RMB 100,000 (equivalent to US$14,699) as working capital for one year, with maturity date on January 19, 2021 and interest rate of 5.0% per annum. The loan was fully repaid upon maturity. On May 15, 2020, Tongchuan DT entered into another loan agreement with China Construction Bank to borrow RMB 20,000 (equivalent to US$3,051) as working capital for one year, with maturity date on May 15, 2021 and interest rate of 4.1% per annum. The loan was subsequently fully repaid upon maturity. On January 12, 2021, Tongchuan DT entered into another loan agreement with China Construction Bank to borrow RMB 183,903 (equivalent to US$28,049) as working capital for one year, with maturity date on January 12, 2022 and interest rate of 3.85% per annum.
[4]	On May 22, 2020, the Company's VIE, Xi'an App-Chem, obtained a line of credit approval from Bohai Bank for a maximum of RMB 13 million (approximately $2.0 million) loans as working capital for one year. On July 22, 2020, the Company borrowed RMB 3 million (equivalent to US$457,561) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. provided joint guarantee to this loan. The loan was subsequently fully repaid upon maturity. In July 2021, the Company repaid the Mach 31, 2021 loan balance upon maturity and at the same time renewed the line of credit of RMB 13 million (approximately $2.0 million) with Bohai Bank for additional one year (see Note 18). As of the date of this filing, the Company has not borrowed out of this new line of credit with Bohai Bank and has the availability to borrow out of this line of credit before July 15, 2022.
[5]	On April 3, 2020, the Company's VIE, Xi'an App-Chem, obtained a line of credit approval from Huaxia Bank for a maximum of RMB 15 million (approximately $2.3 million) loans, including RMB 3 million (approximately $0.5 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.8 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. From June 16, 2020 to June 29, 2020, the Company’s VIE, Xi’an App-Chem, entered into two loan agreements with Huaxia Bank to borrow total of a RMB 3 million (equivalent to US$457,561) as working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively. These loans were subsequently fully repaid upon maturity. In addition, on April 16, 2020, the Company borrowed additional RMB 2.0 million (equivalent to US$305,041) out of this line of credit as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank. The Company repaid RMB 200,000 (equivalent to US$30,504) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 1.8 million (equivalent to US$274,537). In May 2021, the Company renewed the line of credit of RMB 15 million (approximately $2.3 million) with Huaxia Bank for one year (see Note 18). As of March 31, 2021, the Company had the availability to borrow additional approximately $1.5 million (RMB 10 million) from Huaxia Bank before May 7, 2022.
[6]	On March 24, 2021, the Company's VIE, Xi'an App-Chem, entered into a loan agreement Xi ’an Guoxu Investment Management Co. Ltd., to borrow RMB 3 million (equivalent to US$457,561) as working capital for six months, with maturity date on September 23, 2021 and interest rate of 13% per annum. Mr. Yongwei Hu and his wife Ms. Jing Liu provided joint guarantee to this loan.